                             CLASS A, B AND C OF

                           AIM GLOBAL TRENDS FUND

                       Supplement Dated July 8, 1999
                    to the Prospectus Dated May 3, 1999

The Board of Trustees of AIM Series Trust unanimously approved material changes to the principal investment strategies of AIM Global Trends Fund ("Fund") that will be implemented if shareholders approve certain related matters at a meeting to be held on or about August 25, 1999.

Currently, the Fund operates as a "fund of funds" and invests only in shares of AIM Global Consumer Products and Services Fund, AIM Global Resources Fund, AIM Global Infrastructure Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund and AIM Global Telecommunications and Technology Fund ("Theme Funds") and in proportions related to each sector's proportion in the Morgan Stanley Capital International All Country World Index ("MSCI Index"). Under the proposed changes, the Fund would be actively managed by A I M Advisors, Inc. ("AIM") and would directly invest primarily in equity securities of U.S. and foreign issuers in the industry sectors in which the Theme Funds invest. In allocating the Fund's assets among those sectors, AIM would not be tied to each sector's relative proportion in the MSCI Index.

The primary portfolio managers for the Fund following the change in strategies would be Roger Mortimer, Derek Webb, and Michael Yellen, each of whom currently serves as a portfolio manager of one or more of the Theme Funds. For AIM's investment advisory services, the Fund would pay AIM investment advisory fees at the annualized rate of 0.975% on the first $500 million in assets; 0.95% on the next $500 million; 0.925% on the next $500 million; and 0.90% on amounts thereafter. The Fund would bear its own operating expenses, but would no longer indirectly bear the costs of the Theme Funds in which it invests. It is estimated that the total annual operating expenses for the Fund would be 2.00% for Class A shares, 2.50% for Class B shares, and 2.50% for Class C shares.

Implementation of the changed strategies is subject to shareholders approving (1) a new investment advisory contract; and (2) elimination of the Fund's policy of concentrating its investments in mutual funds. If both matters are approved by shareholders, the changes described above will become effective shortly thereafter. For more complete information, please see the proxy statement and materials available from the Fund by writing to the Fund at 11 Greenway Plaza, Suite 100, Houston, Texas 77046, by calling
(800) 347-4246, or by visiting http://www.aimfunds.com.

The following replaces in its entirety the information appearing under the heading "EXCHANGING SHARES - EXCHANGE CONDITIONS" on page A-6 of the prospectus:

"The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o    Shares must have been held for at least one day prior to the exchange;
     and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

Beginning September 15, 1999, the following exchange condition will apply:

o Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund."

                               ADVISOR CLASS OF

                           AIM GLOBAL TRENDS FUND

                       Supplement Dated July 8, 1999
                    to the Prospectus Dated May 3, 1999

The Board of Trustees of AIM Series Trust unanimously approved material changes to the principal investment strategies of AIM Global Trends Fund ("Fund") that will be implemented if shareholders approve certain related matters at a meeting to be held on or about August 25, 1999.

Currently, the Fund operates as a "fund of funds" and invests only in shares of AIM Global Consumer Products and Services Fund, AIM Global Resources Fund, AIM Global Infrastructure Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund and AIM Global Telecommunications and Technology Fund ("Theme Funds") and in proportions related to each sector's proportion in the Morgan Stanley Capital International All Country World Index ("MSCI Index"). Under the proposed changes, the Fund would be actively managed by A I M Advisors, Inc. ("AIM") and would directly invest primarily in equity securities of U.S. and foreign issuers in the industry sectors in which the Theme Funds invest. In allocating the Fund's assets among those sectors, AIM would not be tied to each sector's relative proportion in the MSCI Index.

The primary portfolio managers for the Fund following the change in strategies would be Roger Mortimer, Derek Webb, and Michael Yellen, each of whom currently serves as a portfolio manager of one or more of the Theme Funds. For AIM's investment advisory services, the Fund would pay AIM investment advisory fees at the annualized rate of 0.975% on the first $500 million in assets; 0.95% on the next $500 million; 0.925% on the next $500 million; and 0.90% on amounts thereafter. The Fund would bear its own operating expenses, but would no longer indirectly bear the costs of the Theme Funds in which it invests. It is estimated that the total annual operating expenses for the Fund would be 2.00% for Class A shares, 2.50% for Class B shares, and 2.50% for Class C shares.

Implementation of the changed strategies is subject to shareholders approving (1) a new investment advisory contract; and (2) elimination of the Fund's policy of concentrating its investments in mutual funds. If both matters are approved by shareholders, the changes described above will become effective shortly thereafter. For more complete information, please see the proxy statement and materials available from the Fund by writing to the Fund at 11 Greenway Plaza, Suite 100, Houston, Texas 77046, by calling
(800) 347-4246, or by visiting http://www.aimfunds.com.

The following replaces in its entirety the information appearing under the heading "EXCHANGING SHARES - EXCHANGE CONDITIONS" on page A-3 of the prospectus:

"The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange;
      and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

Beginning September 15, 1999, the following exchange condition will apply:

o Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund."